Financial Instruments and Risk Management - Schedule of Financial Instruments at Interest Rates (Details) R$ in Millions	Dec. 31, 2025 BRL (R$)
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	R$ 35,276
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	38,315
Not later than one month [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	9
Interest	6
Not later than one month [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	1,845
Interest	6
Later than one month and not later than three months [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	27
Interest	457
Later than one month and not later than three months [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	610
Interest	457
Later than three months and not later than one year [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	2,925
Interest	1,403
Later than three months and not later than one year [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	3,545
Interest	1,403
Later than one year and not later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	5,811
Interest	5,957
Later than one year and not later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	5,811
Interest	5,957
Later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	14,339
Interest	4,342
Later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	14,339
Interest	4,342
Loans Financings And Debentures [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	33,138	[1]
Loans Financings And Debentures [Member] | Not later than one month [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal		[1]
Interest		[1]
Loans Financings And Debentures [Member] | Later than one month and not later than three months [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal		[1]
Interest	439	[1]
Loans Financings And Debentures [Member] | Later than three months and not later than one year [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	2,687	[1]
Interest	1,336	[1]
Loans Financings And Debentures [Member] | Later than one year and not later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	5,347	[1]
Interest	5,740	[1]
Loans Financings And Debentures [Member] | Later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	13,413	[1]
Interest	4,176	[1]
Onerous Concessions [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	32	[1]
Onerous Concessions [Member] | Not later than one month [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal		[1]
Interest		[1]
Onerous Concessions [Member] | Later than one month and not later than three months [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	1	[1]
Interest		[1]
Onerous Concessions [Member] | Later than three months and not later than one year [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	3	[1]
Interest		[1]
Onerous Concessions [Member] | Later than one year and not later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	14	[1]
Interest		[1]
Onerous Concessions [Member] | Later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	14	[1]
Interest		[1]
Deficit of the pension plan (forluz) [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	2,106	[1]
Deficit of the pension plan (forluz) [member] | Not later than one month [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	9	[1]
Interest	6	[1]
Deficit of the pension plan (forluz) [member] | Later than one month and not later than three months [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	26	[1]
Interest	18	[1]
Deficit of the pension plan (forluz) [member] | Later than three months and not later than one year [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	235	[1]
Interest	67	[1]
Deficit of the pension plan (forluz) [member] | Later than one year and not later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	450	[1]
Interest	217	[1]
Deficit of the pension plan (forluz) [member] | Later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	912	[1]
Interest	166	[1]
Suppliers [Member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	3,039
Suppliers [Member] | Not later than one month [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	1,836
Interest
Suppliers [Member] | Later than one month and not later than three months [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	583
Interest
Suppliers [Member] | Later than three months and not later than one year [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	620
Interest
Suppliers [Member] | Later than one year and not later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal
Interest
Suppliers [Member] | Later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal
Interest

[1]	The lease payment flow is presented in note 16.